FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 1,726	£ 2,254
Unearned future finance income on finance leases	(526)	(563)
Rentals received in advance	(18)	(20)
Net investment in finance leases	1,182	1,671
Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	314	490
Net investment in finance leases	235	406
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	187	347
Net investment in finance leases	135	326
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	150	181
Net investment in finance leases	105	130
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	199	145
Net investment in finance leases	160	103
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	118	208
Net investment in finance leases	88	171
Later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	758	883
Net investment in finance leases	£ 459	£ 535